Loans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010 years	Dec. 31, 2009	Jul. 02, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans Pledged as Collateral	$ 51,400,000,000	$ 50,200,000,000
Line of Credit Facility, Current Borrowing Capacity	34,800,000,000	31,200,000,000
Advances from Federal Home Loan Banks	7,000,000,000	34,000,000
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Amount of Available, Unused Funds	1,800,000,000	6,100,000,000
Loans transferred from loans held for sale to loans	63,000,000	213,000,000	307,000,000
Financing Receivables, New Accounting Standard, Restructurings, Quantitative Effect of Adoption				93,000,000
Value of loans transferred from LHFI to LHFS	754,000,000	346,000,000	125,000,000
Loans held for investment sold	725,000,000	740,000,000
Gain on sale of loans held for investment	22,000,000	6,000,000
Commitments to lend additional funds to debtors owing receivables	5,000,000	15,000,000
Concentration of credit risk, maximum exposure, percentage of total loans	38.00%
Interest only period	10	10
Lower Limit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Minimum amount of modified loan in a TDR to evaluate individually for impairment	4,000,000
Guaranteed Student Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Student loan portfolio percentage	79.00%	77.00%
Accrual Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accruing TDRs included in impaired loan balances	2,600,000,000	2,500,000,000
Accruing TDRs current	93.00%	85.00%
Cross-Border Outstanding Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration of credit risk, maximum exposure	630,000,000	446,000,000
Residential Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration of credit risk, maximum exposure, percentage of total loans		40.00%
Concentration of credit risk, maximum exposure	46,700,000,000	46,500,000,000
Government guaranteed	14.00%	10.00%
Residential Mortgage | Risk Level, High
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration of credit risk, maximum exposure	14,700,000,000	16,100,000,000
Commitments to Extend Credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration of credit risk, maximum exposure	12,700,000,000	13,600,000,000
Loan Origination Commitments
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration of credit risk, maximum exposure	7,800,000,000	9,200,000,000
Interest Only Loans | Risk Level, High
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration of credit risk, maximum exposure	9,400,000,000	11,000,000,000
Interest Only Loans, High LTV First Lien and Junior Lien, With No Mortgage Insurance [Member] | Risk Level, High
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration of credit risk, maximum exposure	1,900,000,000	2,200,000,000
Amortizing Loans, High LTV First Lien and Junior Lien, With No Mortgage Insurance [Member] | Risk Level, High
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration of credit risk, maximum exposure	$ 5,300,000,000	$ 5,000,000,000